Accounting policies (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Research and development costs	£ 10,185	£ 7,796	£ 8,710
Distribution costs, sales and marketing	9,417	12,510	605
Administrative costs	£ 3,148	5,123	4,908
Operating cost		25,429	14,223
Previously stated [Member]
Statement Line Items [Line Items]
Research and development costs		6,684	5,920
Distribution costs, sales and marketing		9,523	374
Administrative costs		9,222	7,929
Operating cost		£ 25,429	£ 14,223